Statements of Operations and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Premiums ceded	$ 11,054	$ 11,481	$ 11,788
Contract charges, reinsurance ceded	8,279	7,954	8,019
Contract benefits ceded	11,016	8,055	12,024
Interest credited ceded	$ 4,533	$ 4,805	$ 4,770